Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	₩ 2,257,522	₩ 1,824,649
Deposits in banks	905,971	1,722,607
Trade accounts and notes receivable, net	3,218,093	2,358,914
Other accounts receivable, net	126,985	169,426
Other current financial assets	168,623	165,355
Inventories	2,527,728	2,872,918
Prepaid income taxes	44,505	5,275
Other current assets	253,759	324,891
Total current assets	9,503,186	9,444,035
Deposits in banks	11	11
Investments in equity accounted investees	84,329	109,119
Other non-current financial assets	173,626	289,098
Property, plant and equipment, net	20,200,332	20,946,933
Intangible assets, net	1,773,955	1,752,957
Investment property	32,995	28,269
Deferred tax assets	3,562,861	2,645,077
Defined benefit assets, net	407,438	447,521
Other non-current assets	20,565	22,999
Total non-current assets	26,256,112	26,241,984
Total assets	35,759,298	35,686,019
Liabilities
Trade accounts and notes payable	4,175,064	4,061,684
Current financial liabilities	5,262,295	5,489,254
Other accounts payable	2,918,903	3,242,929
Accrued expenses	648,949	729,193
Income tax payable	52,237	112,429
Provisions	117,676	173,322
Advances received	625,838	65,069
Other current liabilities	84,066	87,640
Total current liabilities	13,885,028	13,961,520
Non-current financial liabilities	11,439,776	9,622,352
Non-current provisions	63,805	86,157
Defined benefit liabilities, net	1,559	1,531
Long-term advances received	967,050
Deferred tax liabilities	2,069	4,346
Other non-current liabilities	629,467	690,886
Total non-current liabilities	13,103,726	10,405,272
Total liabilities	26,988,754	24,366,792
Equity
Share capital	1,789,079	1,789,079
Share premium	2,251,113	2,251,113
Retained earnings	2,676,014	5,359,769
Reserves	515,976	479,628
Total equity attributable to owners of the Controlling Company	7,232,182	9,879,589
Non-controlling interests	1,538,362	1,439,638
Total equity	8,770,544	11,319,227
Total liabilities and equity	₩ 35,759,298	₩ 35,686,019